Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Accounts payable, consolidated variable interest entity without recourse	¥ 91,896	¥ 58,038
Deferred revenue, VIEs without recourse	695,971	477,595
Salary and welfare payable, VIEs without recourse	73,946	44,774
Tax payable, VIEs without recourse	46,823	46,031
Operating lease liability current, VIEs without recourse	0	29,119
Accrued liabilities and other current liabilities, VIEs without recourse	11,938	14,999
Deferred revenue, non-current VIEs without recourse	0	32
Operating lease liability noncurrent, VIEs without recourse	0	83,282
Other non-current liabilities, VIEs without recourse	¥ 1,000	¥ 1,000
Treasury shares, par value | ¥ / shares	¥ 0.001	¥ 0.001
Treasury stock | shares	591,200	0
Class A Ordinary Shares [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares, authorized | shares	57,956,630	57,956,630
Ordinary shares, issued | shares	29,580,351	28,276,557
Ordinary shares, outstanding | shares	29,580,351	28,276,557
Class B Ordinary Shares [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares, authorized | shares	19,675,674	19,675,674
Ordinary shares, issued | shares	19,675,674	19,675,674
Ordinary shares, outstanding | shares	19,675,674	19,675,674